SA AB Small and Mid Cap Value Portfolio Expense Example - SA AB Small and Mid Cap Value Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,195
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,368
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	669
Expense Example, with Redemption, 10 Years	$ 1,482